Segment information - Summary of Adjusted Earnings by Segment (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue				$ 266,886	$ 284,312	$ 316,620
Share of profit of joint ventures and associates				1,618	2,993	3,725
Interest and other income				5,227	1,724	2,838
Interest income				1,960	2,372	2,313
Net gains/(losses) on sale and revaluation of non-current assets and businesses				3,190	(288)	257
Other				77	(360)	268
Purchases				177,194	188,120	212,883
Operating expenses, of which:				35,675	36,917	39,960
Production and manufacturing expenses				21,898	23,379	25,240
Selling, distribution and administrative expenses				12,607	12,439	13,433
Research and development				1,170	1,099	1,287
Exploration				1,136	2,411	1,750
Depreciation, depletion and amortisation				25,299	26,872	31,290
Impairment losses				3,175	4,502	8,947
Impairment reversals				(42)	(333)	(762)
Interest expense				4,671	4,787	4,673
Taxation charge/(credit)				11,637	13,401	12,991
Income for the period				18,119	16,521	19,636
Current cost of supplies adjustment before taxation				871	363	848
Tax on current cost of supplies adjustment				(230)	(91)	(203)
Identified items before taxation	$ (256)	$ (8,867)	$ (8,732)	256	8,867	8,732
Tax on identified items [D]	203	1,521	479	(203)	(1,521)	(479)
Adjusted Earnings				18,813	24,139	28,534
Adjusted Earnings attributable to Shell plc shareholders				18,528	23,716	28,250
Adjusted Earnings attributable to non-controlling interest				285	423	284
Impairment losses on property, plant and equipment				2,799	3,673	8,182
Impairment loss recognised in profit or loss, goodwill				161	510	635
Impairment loss recognised in profit or loss, intangible assets other than goodwill				215	319	130
Reversal of impairment loss recognised in profit or loss, property, plant and equipment				42	333	627
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill				0	0	135
Inter-segment
Disclosure of operating segments [line items]
Revenue				93,472	96,944	105,612
Operating segments
Disclosure of operating segments [line items]
Purchases				270,666	285,064	318,495
Integrated Gas
Disclosure of operating segments [line items]
Revenue				38,457	37,290	37,645
Share of profit of joint ventures and associates				1,407	1,931	1,951
Interest and other income				169	48	137
Interest income				37	8	6
Net gains/(losses) on sale and revaluation of non-current assets and businesses				81	(100)	(22)
Other				51	140	153
Operating expenses, of which:				4,217	4,442	4,809
Production and manufacturing expenses				3,943	4,153	4,529
Selling, distribution and administrative expenses				140	164	154
Research and development				134	125	126
Exploration				115	414	216
Depreciation, depletion and amortisation				6,792	6,150	8,903
Impairment losses				686	564	3,472
Impairment reversals				0	(9)	(324)
Interest expense				216	189	146
Taxation charge/(credit)				2,548	3,144	2,806
Income for the period				8,820	9,590	7,057
Current cost of supplies adjustment before taxation				0	0	0
Tax on current cost of supplies adjustment				0	0	0
Identified items before taxation	698	(2,176)	(7,892)	(698)	2,176	7,892
Tax on identified items [D]	98	376	1,030	(98)	(376)	(1,030)
Adjusted Earnings				8,024	11,390	13,919
Reversal of impairment loss recognised in profit or loss, property, plant and equipment						325
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue				10,288	8,715	11,560
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Purchases				27,613	24,055	27,356
Upstream
Disclosure of operating segments [line items]
Revenue				5,105	6,606	6,475
Share of profit of joint ventures and associates				814	1,189	768
Interest and other income				3,083	609	671
Interest income				120	18	27
Net gains/(losses) on sale and revaluation of non-current assets and businesses				2,516	89	209
Other				447	502	435
Operating expenses, of which:				9,004	9,790	9,830
Production and manufacturing expenses				8,546	9,351	9,186
Selling, distribution and administrative expenses				207	176	326
Research and development				251	263	318
Exploration				1,021	1,997	1,534
Depreciation, depletion and amortisation				10,142	11,223	12,463
Impairment losses				237	327	1,360
Impairment reversals				0	(75)	(206)
Interest expense				718	806	507
Taxation charge/(credit)				8,809	9,387	8,380
Income for the period				9,443	7,772	8,540
Current cost of supplies adjustment before taxation				0	0	0
Tax on current cost of supplies adjustment				0	0	0
Identified items before taxation	2,399	(1,100)	(1,166)	(2,399)	1,100	1,166
Tax on identified items [D]	(398)	477	(100)	398	(477)	100
Adjusted Earnings				7,442	8,395	9,806
Reversal of impairment loss recognised in profit or loss, property, plant and equipment						203
Upstream | Shell UK offshore oil and gas assets
Disclosure of operating segments [line items]
Net gains/(losses) on sale and revaluation of non-current assets and businesses				1,949
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue				35,968	39,939	41,230
Upstream | Operating segments
Disclosure of operating segments [line items]
Purchases				5,833	7,368	7,890
Marketing
Disclosure of operating segments [line items]
Revenue				111,855	120,089	130,559
Share of profit of joint ventures and associates				(821)	32	536
Interest and other income				(259)	(432)	73
Interest income				14	1	9
Net gains/(losses) on sale and revaluation of non-current assets and businesses				(180)	(399)	1
Other				(93)	(34)	63
Operating expenses, of which:				10,649	10,681	11,142
Production and manufacturing expenses				1,151	1,322	1,463
Selling, distribution and administrative expenses				9,292	9,150	9,427
Research and development				206	209	252
Exploration				0	0	0
Depreciation, depletion and amortisation				3,499	3,866	2,477
Impairment losses				1,229	1,633	430
Impairment reversals				(32)	(1)	(1)
Interest expense				61	56	53
Taxation charge/(credit)				1,205	825	739
Income for the period				2,057	1,709	2,690
Current cost of supplies adjustment before taxation				304	254	478
Tax on current cost of supplies adjustment				(75)	(68)	(110)
Identified items before taxation	(2,080)	(2,402)	(339)	2,080	2,402	339
Tax on identified items [D]	372	412	85	(372)	(412)	(85)
Adjusted Earnings				3,994	3,885	3,312
Marketing | Inter-segment
Disclosure of operating segments [line items]
Revenue				7,539	4,938	5,299
Marketing | Operating segments
Disclosure of operating segments [line items]
Purchases				100,843	107,490	119,366
Chemicals and Products
Disclosure of operating segments [line items]
Revenue				77,071	90,918	97,080
Share of profit of joint ventures and associates				383	648	569
Interest and other income				885	121	64
Interest income				99	79	57
Net gains/(losses) on sale and revaluation of non-current assets and businesses				720	6	(46)
Other				66	36	53
Operating expenses, of which:				8,372	8,392	9,598
Production and manufacturing expenses				6,401	6,605	7,394
Selling, distribution and administrative expenses				1,835	1,636	2,022
Research and development				136	151	182
Exploration				0	0	0
Depreciation, depletion and amortisation				4,173	4,700	6,269
Impairment losses				713	1,319	2,777
Impairment reversals				(7)	(114)	(90)
Interest expense				53	70	61
Taxation charge/(credit)				229	155	(301)
Income for the period				262	1,671	1,204
Current cost of supplies adjustment before taxation				567	109	370
Tax on current cost of supplies adjustment				(155)	(23)	(93)
Identified items before taxation	(404)	(1,364)	(2,632)	404	1,364	2,632
Tax on identified items [D]	27	187	497	(27)	(187)	(497)
Adjusted Earnings				1,051	2,934	3,616
Reversal of impairment loss recognised in profit or loss, property, plant and equipment					114
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Revenue				35,293	38,381	42,816
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Purchases				100,543	115,080	123,698
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue				34,359	29,366	44,819
Share of profit of joint ventures and associates				(165)	(807)	(96)
Interest and other income				50	242	75
Interest income				13	2	12
Net gains/(losses) on sale and revaluation of non-current assets and businesses				39	119	110
Other				(2)	121	(47)
Operating expenses, of which:				2,550	2,915	3,763
Production and manufacturing expenses				1,836	1,934	2,610
Selling, distribution and administrative expenses				623	887	1,058
Research and development				91	94	95
Exploration				0	0	0
Depreciation, depletion and amortisation				656	907	1,159
Impairment losses				299	658	908
Impairment reversals				(3)	(134)	(141)
Interest expense				11	6	4
Taxation charge/(credit)				89	99	1,320
Income for the period				(489)	(1,229)	3,089
Current cost of supplies adjustment before taxation				0	0	0
Tax on current cost of supplies adjustment				0	0	0
Identified items before taxation	(805)	(720)	3,311	805	720	(3,311)
Tax on identified items [D]	144	(12)	(978)	(144)	12	978
Adjusted Earnings				172	(497)	756
Reversal of impairment loss recognised in profit or loss, property, plant and equipment					134
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Revenue				4,384	4,971	4,707
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Purchases				35,811	31,074	40,170
Corporate
Disclosure of operating segments [line items]
Revenue				39	43	42
Share of profit of joint ventures and associates				0	0	(3)
Interest and other income				1,299	1,136	1,818
Interest income				1,677	2,264	2,202
Net gains/(losses) on sale and revaluation of non-current assets and businesses				14	(3)	5
Other				(392)	(1,125)	(389)
Operating expenses, of which:				883	697	818
Production and manufacturing expenses				21	14	58
Selling, distribution and administrative expenses				510	426	446
Research and development				352	257	314
Exploration				0	0	0
Depreciation, depletion and amortisation				37	26	19
Impairment losses				11	1	0
Impairment reversals				0	0	0
Interest expense				3,612	3,660	3,902
Taxation charge/(credit)				(1,243)	(209)	47
Income for the period				(1,974)	(2,992)	(2,944)
Current cost of supplies adjustment before taxation				0	0	0
Tax on current cost of supplies adjustment				0	0	0
Identified items before taxation	(64)	(1,105)	(14)	64	1,105	14
Tax on identified items [D]	$ (40)	$ 81	$ (55)	40	(81)	55
Adjusted Earnings				(1,870)	(1,968)	(2,875)
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue				0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Purchases				$ 23	$ (3)	$ 15